Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Credit loss expense - loans	$ 1,448,982	$ 1,235,607
Credit loss expense - OBS credit exposures	(75,321)	(102,196)
Credit loss expense	$ 1,373,661	$ 1,133,411